PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Solution 2060 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 10.3%
49,668  Vanguard FTSE
Developed Markets
ETF
$ 2,976,107
7.7
11,257  Vanguard FTSE
Emerging Markets ETF
609,904
1.6
6,751  Vanguard Long-Term
Treasury ETF
383,862
1.0
Total Exchange-Traded
Funds
(Cost $3,211,003)
3,969,873
10.3
MUTUAL FUNDS : 89.6%
Affiliated Investment Companies : 89.6%
20,941  Voya Intermediate
Bond Fund - Class R6
185,539
0.5
257,752  Voya Large Cap Value
Portfolio - Class R6
1,487,229
3.8
163,403  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
2,009,852
5.2
515,357  Voya Multi-Manager
International Equity
Fund - Class I
6,472,880
16.7
123,482  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,218,765
3.2
18,458  Voya Russell
TM
Large
Cap Growth Index
- Class I
1,577,201
4.1
8,771  Voya Small Cap
Growth Fund - Class
R6
410,558
1.1
49,490  Voya Small Company
Fund - Class R6
780,946
2.0
689,599  Voya U.S. Stock Index
Portfolio - Class I
14,357,446
37.1
55,560  VY
®
Invesco Comstock
Portfolio - Class I
1,136,208
2.9
105,082  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
2,822,506
7.3
90,029  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
1,027,228
2.7
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
12,682  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,164,987
3.0
Total Mutual Funds
(Cost $31,422,943)
34,651,345
89.6
Total Long-Term
Investments
(Cost $34,633,946)
38,621,218
99.9
Total Investments in
Securities
(Cost $34,633,946) $ 38,621,218 99.9
Assets in Excess of
Other Liabilities 37,239 0.1
Net Assets $ 38,658,457 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Solution 2060 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 3,969,873 $ — $ — $ 3,969,873
Mutual Funds 34,651,345 — — 34,651,345
Total Investments, at fair value $ 38,621,218 $ — $ — $ 38,621,218
Liabilities Table
Other Financial Instruments+
Futures $ (1,558) $ — $ — $ (1,558)
Total Liabilities $ (1,558) $ — $ — $ (1,558)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 696,997 $ 224,911 $ (744,918) $ 8,549 $ 185,539 $ 8,218 $ (1,374) $ —
Voya Large Cap Value Portfolio -
Class R6
1,314,087 518,281 (201,050) (144,089) 1,487,229 571 27,696 222,136
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,679,104 319,734 (419,410) 430,424 2,009,852 — 68,825 —
Voya Multi-Manager International
Equity Fund - Class I
5,465,366 1,666,304 (1,543,227) 884,437 6,472,880 — 311,844 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,141,581 585,980 (526,708) 17,912 1,218,765 — 14,706 —
Voya Russell
TM
Large Cap Growth
Index - Class I
1,431,326 791,423 (508,743) (136,805) 1,577,201 3,158 264,973 176,627
Voya Short Duration Bond Fund -
Class R6
170,564 4,832 (175,213) (183) — 1,195 739 —
Voya Small Cap Growth Fund -
Class R6
476,841 75,978 (147,408) 5,147 410,558 — 26,544 —
Voya Small Company Fund - Class
R6
734,707 155,480 (143,979) 34,738 780,946 — 15,413 —
Voya U.S. Stock Index Portfolio -
Class I
12,099,614 4,279,448 (1,973,938) (47,678) 14,357,446 7,037 432,911 1,442,526
VY
®
Invesco Comstock Portfolio -
Class I
989,629 330,248 (170,743) (12,926) 1,136,208 3,439 1,791 129,418
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
2,578,681 859,344 (447,161) (168,358) 2,822,506 14,256 46,395 376,275
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
1,146,073 625,128 (668,112) (75,861) 1,027,228 — 74,796 106,430

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Solution 2060 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
$ 1,054,133 $ 412,854 $ (152,329) $ (149,671) $ 1,164,987 $ — $ 84,773 $ 213,644
$ 30,978,703 $ 10,849,945 $ (7,822,939) $ 645,636 $ 34,651,345 $ 37,874 $ 1,370,032 $ 2,667,056
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2025, the following futures contracts were outstanding for Voya Solution 2060 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 5-Year Note 9 12/31/25 $ 982,758 $ (650)
$ 982,758 $ (650)
Short Contracts:
3-month SOFR (4) 03/17/26 (963,150) (908)
$ (963,150) $ (908)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 4,001,437
Gross Unrealized Depreciation (14,165)
Net Unrealized Appreciation $ 3,987,272